UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2007

1.814653.102

NCC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 98.6%
Due Date	Yield (a)	Principal Amount	Value
Aegis Finance LLC
4/10/07 to 4/20/07	5.30 to 5.31%	$ 244,101,000	$ 243,505,936
Aquifer Funding LLC
4/3/07 to 4/5/07	5.30 to 5.31	53,000,000	52,972,716
AT&T, Inc.
4/2/07	5.40	44,500,000	44,493,325
Atlantic Asset Securitization Corp.
5/15/07	5.31	93,703,000	93,100,021
Bank of America Corp.
6/4/07	5.35	10,000,000	9,907,200
Bavaria TRR Corp.
4/2/07 to 4/12/07	5.31 to 5.32	125,388,000	125,357,795
Bear Stearns Companies, Inc.
4/20/07	5.30 (c)	100,000,000	100,000,000
Bryant Park Funding LLC
5/7/07 to 5/8/07	5.30	24,328,000	24,199,427
Capital One Multi-Asset Execution Trust
4/25/07 to 5/16/07	5.32 to 5.33	211,000,000	209,877,271
CIT Group, Inc.
7/20/07	5.35	75,000,000	73,806,042
Citigroup Funding, Inc.
4/17/07 to 6/25/07	5.31	228,000,000	225,846,933
Davis Square Funding III (Delaware) Corp.
4/10/07	5.32	15,000,000	14,980,125
Davis Square Funding V Corp.
4/4/07	5.31	20,000,000	19,991,183
Dresdner U.S. Finance, Inc.
4/2/07	5.45	27,851,000	27,846,784
DZ Bank AG
4/20/07 to 5/16/07	5.30	250,000,000	248,926,146
Emerald (MBNA Credit Card Master Note Trust)
4/4/07 to 6/12/07	5.30 to 5.32	66,500,000	66,061,756
Fairway Finance Corp.
4/2/07	5.40	12,421,000	12,419,137
Falcon Asset Securitization Corp.
4/2/07	5.42	17,015,000	17,012,438
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
FCAR Owner Trust
4/12/07 to 5/18/07	5.30 to 5.33%	$ 227,000,000	$ 225,959,291
General Electric Capital Corp.
5/14/07	5.38	50,000,000	49,690,042
Giro Funding US Corp.
4/30/07 to 5/3/07	5.34	58,000,000	57,749,821
6/26/07	5.32 (b)(c)	90,000,000	89,995,655
Grampian Funding LLC
4/10/07 to 7/24/07	5.34 to 5.35	115,000,000	114,049,018
Grenadier Funding Corp.
5/7/07 to 5/9/07	5.31 to 5.32	90,435,000	89,951,514
Harrier Finance Funding LLC
6/14/07 to 8/23/07	5.33 to 5.36 (b)	113,579,000	111,863,152
HSBC Finance Corp.
7/16/07	5.34	50,000,000	49,234,444
Kestrel Funding (US) LLC
4/19/07 to 6/29/07	5.32 to 5.33 (b)(c)	175,000,000	174,796,368
Liberty Harbour II CDO Ltd./LLC
4/5/07 to 5/25/07	5.31 to 5.35 (b)	20,000,000	19,898,758
Liberty Street Funding Corp.
4/2/07	5.32	10,000,000	9,998,531
Monument Gardens Funding
4/20/07 to 5/14/07	5.32 to 5.33	189,239,000	188,556,722
Morgan Stanley
4/16/07 to 7/9/07	5.30 to 5.33 (c)	245,000,000	243,826,206
Motown Notes Program
5/7/07 to 6/21/07	5.35 to 5.37	18,307,000	18,137,686
Nationwide Building Society
4/10/07 to 8/9/07	5.30 to 5.35	225,000,000	223,334,031
Nelnet Student Funding Ext CP LLC
4/9/07 to 5/8/07	5.30 to 5.34	174,891,000	174,619,143
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	29,750,000	29,234,572
Park Granada LLC
4/2/07 to 4/10/07	5.32 to 5.50	105,000,000	104,978,122
Park Sienna LLC
4/2/07 to 8/31/07	5.28 to 5.50	205,000,000	204,027,428
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Private Export Funding Corp.
4/2/07	5.40%	$ 20,143,000	$ 20,139,979
Santander Finance, Inc.
8/13/07	5.35	45,000,000	44,127,325
Sigma Finance, Inc.
4/27/07	5.38 (b)	25,000,000	24,905,479
Skandinaviska Enskilda Banken AB
4/19/07 to 4/25/07	5.28 to 5.29 (b)(c)	255,000,000	254,980,499
Societe Generale NA
4/2/07 to 10/5/07	5.30 to 5.40	255,000,000	250,703,215
Stratford Receivables Co. LLC
4/9/07 to 5/15/07	5.31 to 5.34	373,504,000	372,615,620
Three Rivers Funding Corp.
4/3/07	5.31	77,176,000	77,153,319
Toyota Motor Credit Corp.
5/23/07 to 5/30/07	5.26 to 5.27	25,000,000	24,799,715
UBS Finance, Inc.
5/24/07	5.31	37,700,000	37,408,610
Unicredit Delaware, Inc.
5/24/07	5.33	4,800,000	4,763,183
UniCredito Italiano Bank (Ireland) PLC
4/10/07 to 7/30/07	5.35 to 5.37	107,000,000	106,046,279
Variable Funding Capital Co. LLC
4/3/07	5.30 (b)	46,000,000	45,986,507
Zenith Funding Corp.
5/11/07 to 6/7/07	5.32 to 5.33 (b)	100,000,000	99,219,236
TOTAL COMMERCIAL PAPER			5,153,053,705
Federal Agencies - 1.4%

Freddie Mac - 1.4%
11/30/07 to 12/28/07	5.25 to 5.27%	75,000,000	72,363,078
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,225,416,783)	5,225,416,783
NET OTHER ASSETS - 0.0%	(2,423,774)
NET ASSETS - 100%	$ 5,222,993,009
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,645,654 or 15.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Income Tax Information
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,225,416,783.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2007

1.814654.102

NCT-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 91.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 91.8%
Fannie Mae 0% 2/29/08	$ 20,027,000	$ 19,124,824
Freddie Mac:
0% 1/7/08	13,417,000	12,906,711
0% 3/3/08	28,000,000	26,742,996
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $58,718,258)		58,774,531
Cash Equivalents - 8.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.17%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Government Obligations) # (Cost $5,348,000)	$ 5,350,304	5,348,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $64,066,258)		64,122,531
NET OTHER ASSETS - (0.2)%		(118,471)
NET ASSETS - 100%		$ 64,004,060
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,348,000 due 4/02/07 at 5.17%
BNP Paribas Securities Corp.	$ 5,348,000
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $64,066,258. Net unrealized appreciation aggregated $56,273, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	May 25, 2007
By:	/s/Kenneth Robins
Kenneth Robins
Treasurer and Chief Financial Officer

Date:	May 25, 2007